Management Fee, Selling Commission, Platform Fees And Profit Share (Tables) (Millburn Multi-Markets Fund L.P. [Member])	12 Months Ended
Dec. 31, 2014
Millburn Multi-Markets Fund L.P. [Member]
Schedule Of Selling Commissions And Platform Fees

					Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2014	2013	2014	2013	2014	2013

Series A Units	$2,103,773	$3,023,015	$-	$-	$2,103,773	$3,023,015
Series B Units	-	-	20,749	40,283	20,749	40,283
	$2,103,773	$3,023,015	$20,749	$40,283	$2,124,522	$3,063,298